Fair Value Measurements (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 900,083	$ 812,627
Average duration of investment	4 years
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 900,083	812,627
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	218,450	503,125
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	23,795	27,581
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	657,838	281,921
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	900,083	812,627
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	218,450	503,125
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	23,795	27,581
Quoted Prices in Active Markets for Identical Assets (Level 1) | Collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	657,838	281,921
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0